Nature of Operations and Organization - Schedule of Accounts Receivable and Contract Liabilities from Contracts with Customers (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Contract with Customer, Contract Asset, Contract Liability, and Receivable [Abstract]
Accounts receivable, net	$ 120,353	$ 44,399
Contract liabilities	$ 8,002	$ 1,515	$ 1,941